Share-Based Compensation	6 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Share-Based Compensation

Note 12 — Share-Based Compensation

On February 26, 2025, the Group adopted the 2025 Share Incentive Plan, for the purpose of granting share-based compensation awards to employees, directors and consultants to incentivize their performance and align their interests with the Group. The maximum aggregate number of Class A Ordinary Shares which may be issued pursuant to all awards under the 2025 Share Incentive Plan is 360,250, after the retroactive effect of reverse share split on September 8, 2025.

The Group recognized compensation expense for the six months ended December 31, 2025 and 2024 was HKD50,762 (US$6,522) and nil respectively.

As of December 31, 2025 and June 30, 2025, 360,250 Class A Ordinary Shares were issued with retroactive effect of reverse shares split on September 8, 2025. As of December 31, 2025, 21,747 shares have been granted, vested and fully exercised. As of June 30, 2025, nil shares have been fully granted, vested or exercised. There was no unrecognized compensation cost related to unvested share options for the six months ended December 31, 2025 and 2024.